Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Auditors' remuneration [abstract]
Auditors' remuneration

Auditors’ remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2018	2017	2016
	£m	£m	£m
Audit of the Barclays Bank Group's annual accounts	14	11	14
Other services:
Audit of the Company's subsidiaries[a]	10	27	27
Other audit related fees[b]	6	8	4
Other services[c]	1	2	4
Total Auditors' remuneration	31	48	49

Notes

  Comprises the fees for the statutory audit of the subsidiaries both inside and outside UK and fees for the work performed by associates of KPMG in respect of the consolidated financial statements of the Company.
  Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.
  Includes consultation on tax matters, tax advice relating to transactions and other tax planning and advice in 2016.